Intangible assets and goodwill - Summary of the Carrying Amounts of Intangible Assets and Goodwill (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total intangibles
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	€ 12,749	€ 12,395
Balance at end of period	12,490	12,749	€ 12,395
Total intangibles | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	13,515	12,940
Additions	237	198
Acquisition of CCBPI		478
Disposals	(151)	(45)
Transfers and reclassifications	6	(5)
Currency translation adjustments	(385)	(51)
Balance at end of period	13,222	13,515	12,940
Total intangibles | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(766)	(545)
Amortisation expense	(152)	(182)
Disposals	151	45
Impairment		(83)
Currency translation adjustments	35	(1)
Balance at end of period	(732)	(766)	(545)
TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	12,080	11,758
Balance at end of period	11,742	12,080	11,758
TCCC franchise intangible | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	12,147	11,758
Additions	0	0
Acquisition of CCBPI		440
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(348)	(51)
Balance at end of period	11,799	12,147	11,758
TCCC franchise intangible | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(67)	0
Amortisation expense	0	0
Disposals	0	0
Impairment		(67)
Currency translation adjustments	10	0
Balance at end of period	(57)	(67)	0
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	22	32
Balance at end of period	21	22	32
Brands | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	22	32
Additions	0	0
Acquisition of CCBPI		0
Disposals	0	(10)
Transfers and reclassifications	0	0
Currency translation adjustments	(1)	0
Balance at end of period	21	22	32
Brands | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	0	0
Amortisation expense	0	0
Disposals	0	10
Impairment		(10)
Currency translation adjustments	0	0
Balance at end of period	0	0	0
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	299	294
Balance at end of period	269	299	294
Software | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	806	720
Additions	54	74
Acquisition of CCBPI		0
Disposals	(24)	(35)
Transfers and reclassifications	30	45
Currency translation adjustments	(19)	2
Balance at end of period	847	806	720
Software | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(507)	(426)
Amortisation expense	(109)	(107)	(94)
Disposals	24	35
Impairment		(4)
Currency translation adjustments	14	(5)
Balance at end of period	(578)	(507)	(426)
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	148	123
Balance at end of period	135	148	123
Customer relationships | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	230	194
Additions	6	0
Acquisition of CCBPI		38
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(6)	(2)
Balance at end of period	230	230	194
Customer relationships | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(82)	(71)
Amortisation expense	(12)	(12)	(10)
Disposals	0	0
Impairment		0
Currency translation adjustments	(1)	1
Balance at end of period	(95)	(82)	(71)
Non-TCCC franchise intangible
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	30	94
Balance at end of period	0	30	94
Non-TCCC franchise intangible | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	138	142
Additions	0	0
Acquisition of CCBPI		0
Disposals	(127)	0
Transfers and reclassifications	0	0
Currency translation adjustments	(9)	(4)
Balance at end of period	2	138	142
Non-TCCC franchise intangible | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(108)	(48)
Amortisation expense	(31)	(63)	(35)
Disposals	127	0
Impairment		0
Currency translation adjustments	10	3
Balance at end of period	(2)	(108)	(48)
Assets under construction
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	170	94
Balance at end of period	323	170	94
Assets under construction | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	172	94
Additions	177	124
Acquisition of CCBPI		0
Disposals	0	0
Transfers and reclassifications	(24)	(50)
Currency translation adjustments	(2)	4
Balance at end of period	323	172	94
Assets under construction | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(2)	0
Amortisation expense	0	0
Disposals	0	0
Impairment		(2)
Currency translation adjustments	2	0
Balance at end of period	0	(2)	0
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,687	4,514
Balance at end of period	4,536	4,687	4,514
Goodwill | Cost:
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	4,717	4,514
Additions	0	0
Acquisition of CCBPI		276
Disposals	0	0
Transfers and reclassifications	0	0
Currency translation adjustments	(167)	(73)
Balance at end of period	4,550	4,717	4,514
Goodwill | Accumulated depreciations and impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of period	(30)	0
Amortisation expense	0	0
Disposals	0	0
Impairment		(30)
Currency translation adjustments	16	0
Balance at end of period	€ (14)	€ (30)	€ 0